Leases - Lease Term and Discount Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Remaining Lease Term
Operating leases	12 years	12 years
Finance leases	25 years	24 years
Weighted Average Discount Rate
Operating leases	4.10%	4.40%
Finance leases	6.20%	6.30%